Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 4,953	$ 3,609
Short-term investments	53	51
Accounts receivable	2,358	4,197
Other financial assets	53	271
Inventories	4,605	4,684
Recoverable taxes	1,100	900
Judicial deposits		611
Other	359	444
Current assets excluding assets held for sale	13,481	14,767
Non-current assets held for sale		3,933
Total current assets	13,481	18,700
Non-current assets
Judicial deposits	537	798
Other financial assets	82	593
Recoverable taxes	1,297	1,374
Deferred income taxes	8,244	9,565
Other	1,466	1,257
Total non-current assets excluding investments, intangible assets and property, plant and equipment	11,626	13,587
Investments in associates and joint ventures	4,547	1,872
Intangibles	10,514	11,631
Property, plant, and equipment	39,984	48,396
Total non current assets	66,671	75,486
Total assets	80,152	94,186
Current liabilities
Suppliers and contractors	4,234	5,272
Loans and borrowings	1,020	824
Leases	147	197
Other financial liabilities	1,543	1,676
Taxes payable	574	1,314
Settlement programs ("REFIS")	353	428
Liabilities related to Brumadinho	714	1,057
Liabilities related to associates and joint ventures	1,844	837
De-characterization of dams and asset retirement obligations	833	1,035
Provisions for litigation	119	114
Employee benefits	1,012	964
Dividends payable	330
Other	367	376
Current liabilities excluding assets held for sale	13,090	14,094
Liabilities associated with non-current assets held for sale		561
Total current liabilities	13,090	14,655
Non-current liabilities
Loans and borrowings	13,772	11,647
Leases	566	1,255
Participative shareholders' debentures	2,217	2,874
Other financial liabilities	2,347	3,373
Settlement programs ("REFIS")	1,007	1,723
Deferred income taxes	445	870
Liabilities related to Brumadinho	1,256	2,003
Liabilities related to associates and joint ventures	1,819	3,590
De-characterization of dams and asset retirement obligations	4,930	6,694
Provisions for litigation	894	885
Employee benefits	1,118	1,381
Streaming transactions	1,882	1,962
Other	281	293
Total non current liabilities	32,534	38,550
Total liabilities	45,624	53,205
Equity
Equity attributable to Vale S.A.'s shareholders	33,406	39,461
Equity attributable to noncontrolling interests	1,122	1,520
Total equity	34,528	40,981
Total liabilities and equity	$ 80,152	$ 94,186